Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Table Text Block]
	2025	2026
A	15%	6%
B	16%	16%
C	24%	37%
D	10%	10%
E	8%	12%
Total	73%	81%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2025	2026
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$442,703	$353,777
Restricted cash – current portion	20,523	7,025
Restricted cash – non-current portion	42,356	42,584
Total cash, cash equivalents and restricted cash	$505,582	$403,386